INCOME TAXES (Details Narrative) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Federal income tax rate	21.00%
Deferred tax valuation allowance		$ 15.6
Change in valuation allowance		4.8
Net operating loss carry forwards		$ 58.2
Operating loss expire term		expire in 2036
Remaining federal net operating losses		$ 54.8
Interest and penalties accrued
Expire In Two Thousand Thirty Six [Member]
Net operating loss carry forwards		$ 3.3